Note 27 - Operating Lease Commitments (Details Textual)	12 Months Ended
Mar. 31, 2018
Top of range [member]
Statement Line Items [Line Items]
Lessee, Operating Lease, Term of Contract	5 years
Bottom of range [member]
Statement Line Items [Line Items]
Lessee, Operating Lease, Term of Contract	1 year